Organization and Nature of Business (Details)	12 Months Ended					12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Sep. 01, 2011	Aug. 30, 2011	Dec. 31, 2011 CC Mobility [Member]	Aug. 30, 2011 CC Mobility [Member]	Dec. 31, 2013 CC Power and Jifu [Member] USD ($)	Aug. 30, 2011 Paez [Member]	Aug. 11, 2011 Paez [Member]	Aug. 30, 2011 Brodeth [Member]	Dec. 31, 2013 CC Mobility [Member] HKD	Dec. 31, 2013 CC Mobility [Member] CC Wireless Limited [Member]	Dec. 31, 2013 CC Mobility [Member] Sheen Ventures Limited [Member]	Dec. 31, 2013 CC Investment [Member] USD ($)	Dec. 31, 2013 CC Power [Member] USD ($)	Dec. 31, 2013 CC Power [Member] CNY	Dec. 31, 2013 Jifu [Member] USD ($)	Dec. 31, 2013 Jifu [Member] CNY	Jul. 04, 2013 Jifu [Member] USD ($)
Organization [Line Items]
Common stock, shares issued	73,127,686	73,127,686	60,000,000	60,000,000	29,700,000								560	440
Shares cancelled				60,000,000	29,700,000				7,350,000	17,700,000	22,950,000
Common Stock, shares outstanding	73,127,686	73,127,686	60,000,000
Common stock, shares authorized	100,000,000	100,000,000	100,000,000									10,000
Registered capital												1,000			$ 2,000,000	$ 1,547,000	10,000,000		3,000,000	$ 362,472
Contributed capital															400,000	346,000	2,526,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001									1
Service commitment																		4,306,740	27,169,500
Term of service commitment																		3 years	3 years
Business Acquisition [Line Items]
Shares issued in acquisition agreement	30,000,000					30,300,000		27,000,000
New shares issued as part of an acquisition agreement								3,000,000
Equity interest acquired							100.00%
Equity interest sold							50.50%
Net revenue requirement								$ 4,000,000